SCHEDULE 1	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2011	2012	2013
General and administrative expenses*	$(2,374)	$(1,729)	$(2,073)
Other income, net	1,186	15,165	12,215
Interest income on loan to a subsidiary	7,721	4,818	5,005
Interest income	725	1,421	2,626

Income before income tax	7,258	19,675	17,773
Income tax expenses	—	—	—

Income before share of net profits of subsidiaries, net of income tax	7,258	19,675	17,773
Share of net (losses) profits of subsidiaries, net of income tax	(6,753)	47,246	(17,476)

Net income attributable to Nam Tai shareholders	$505	$66,921	$297
Other comprehensive income	—	—	—

Comprehensive income attributable to Nam Tai shareholders	$505	$66,921	$297

* Amount of share-based compensation expense included in general and administrative expenses	$112	$547	$1,536

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2012	2013
ASSETS
Current assets:
Cash and cash equivalents	$68,568	$40,535
Fixed deposits maturing over three months	49,182	64,975
Prepaid expenses and other receivables	276	2,829
Amounts due from subsidiaries	29,566	33,392

Total current assets	147,592	141,731
Property, plant and equipment, net	4,221	3,967
Loan to a subsidiary—non current	93,108	93,108
Investments in subsidiaries	146,191	128,715

Total assets	$391,112	$367,521

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$1,438	$509
Dividend payable	26,882	3,622

Total liabilities	28,320	4,131

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 44,803,735 and 45,272,735 shares as at December 31, 2012 and 2013)	448	453
Additional paid-in capital	287,602	291,731
Retained earnings	74,750	71,214
Accumulated other comprehensive loss	(8)	(8)

Total shareholders’ equity	362,792	363,390

Total liabilities and shareholders’ equity	$391,112	$367,521

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2011	44,803,735	$448	$286,943	$46,751	$(8)	$334,134
Equity-settled share-based payment	—	—	112	—	—	112
Net income	—	—	—	505	—	505
Cash dividends declared ($0.28 per share)	—	—	—	(12,545)	—	(12,545)

Balance at December 31, 2011	44,803,735	$448	$287,055	$34,711	$(8)	$322,206
Equity-settled share-based payment	—	—	547	—	—	547
Net income	—	—	—	66,921	—	66,921
Cash dividends declared ($0.60 per share)	—	—	—	(26,882)	—	(26,882)

Balance at December 31, 2012	44,803,735	$448	$287,602	$74,750	$(8)	$362,792
Shares issued on exercise of options	469,000	5	2,593	—	—	2,598
Equity-settled share-based payment	—	—	1,536	—	—	1,536
Net income	—	—	—	297	—	297
Cash dividends declared ($0.08 per share)	—	—	—	(3,622)	—	(3,622)
Cash dividends paid	—	—	—	(211)	—	(211)

Balance at December 31, 2013	45,272,735	$453	$291,731	$71,214	$(8)	$363,390

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2011	2012	2013
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	$505	$66,921	$297

Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net losses (profits) of subsidiaries, net of taxes	6,753	(47,246)	17,476
Depreciation	221	266	111
Share-based compensation expenses	112	547	1,536
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(371)	228	(2,553)
Increase (decrease) in accrued expenses and other payables	231	(443)	(929)

Net cash provided by operating activities	$7,451	$20,273	$15,938

Cash flows from investing activities:
Purchase of property, plant and equipment	(4,708)	—	—
Decrease in deposit for purchase of property, plant and equipment	433	—	—
Increase in fixed deposits maturing over three months	(34,825)	(14,357)	(15,793)
(Increase) decrease in amounts due from subsidiaries	(5,682)	8,979	(3,683)

Net cash used in investing activities	$(44,782)	$(5,378)	$(19,476)

Cash flows from financing activities:
Decrease in amounts due to subsidiaries	(11,194)	—	—
Proceeds from loan to a subsidiary	35,371	—	—
Dividend paid	(8,961)	(12,545)	(27,093)
Proceeds from shares issued on exercise of options	—	—	2,598

Net cash provided by (used in) financing activities	$15,216	$(12,545)	$(24,495)

Net (decrease) increase in cash and cash equivalents	(22,115)	2,350	(28,033)
Cash and cash equivalents at beginning of year	88,333	66,218	68,568

Cash and cash equivalents at end of year	$66,218	$68,568	$40,535

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2013, $353,270 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2011, 2012 and 2013.

During the years ended December 31, 2011, 2012 and 2013, no cash dividend was declared and paid by subsidiaries to the Company.